Investment in associate	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Investment in associate

11.	Investment in associate

On January 10, 2025, the Company closed an investment to acquire 10% of Neuronomics AG for $288,727 (CHF 262,684). On March 7, 2025, the Company announced that it increased its stake in Neuronomics AG, a Swiss asset management firm specializing in artificial intelligence and model driven quantitative trading strategies from 10% to 52.5% and Neuronomics was fully consolidated with the Company’s condensed consolidated interim financial statements (Note 9). On October 1, 2025, the Company’s ownership was reduced to 44.68% and as a result, Neuronomics was deconsolidated and accounted for as an investment in associate.

The Company’s ownership of Neuronomics during the periods ended September 30, 2026 and December 31, 2025 was 44.68%.

A continuity of the investment in Neuronomics as an associate is as follows:

Balance as at December 31, 2024	$-
Investment in associate	2,499,440
Share of loss for the year	(75,506)
Balance as at December 31, 2025	$2,423,934
Share of loss for the period	(140,878)

Balance as at September 30, 2026	$2,283,056

Summarized financial information for Neuronomics as at September 30, 2026 and for the nine months ended September 30, 2026 is as follows:

	September 30, 2026	December 31, 2025
Current and total assets	$616,512	$514,391
Current and total liabilities	(56,924)	(111,333)
Total shareholders’ equity	(559,588)	(403,058)

Nine months ended September 30,
2026
Revenue	$242,765
Operating expenses	(525,937)
Net loss	(283,172)

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)